RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Sep. 30, 2022
Related Party Transactions [Abstract]
SCHEDULE OF RELATED PARTIES

Name of Related Party	Relationship to the Company
Choo Keam Hui	The Company’s former director and one of the directors of Starbox Berhad
Zenapp Sdn Bhd (“Zenapp”)	An entity controlled by Choo Keam Hui prior to September 20, 2021
Bizguide Corporate Service Sdn Bhd	An entity controlled by Khoo Kien Hoe, the CFO of Starbox Group
KH Advisory Sdn Bhd	An entity controlled by Khoo Kien Hoe, the CFO of Starbox Group
VE Services	An entity controlled by Choo Teck Hong, one of the Company’s beneficial shareholders, a director of Starbox Berhad, and a sibling of Choo Keam Hui

SCHEDULE OF DUE FROM A RELATED PARTY	Due from a related party consisted of the following:
Name	September 30, 2022	September 30, 2021
VE Services	$1,473	$-

SCHEDULE OF DUE TO RELATED PARTIES	Due to related parties consisted of the following:
Name	September 30, 2022	September 30, 2021
Choo Keam Hui	$-	$756,478
Bizguide Corporate Service Sdn Bhd	1,763	-
KH Advisory Sdn Bhd	$5,598	$-